Label	Element	Value
MainStay Moderate Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2020 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, and MainStay Asset Allocation Funds Prospectuses and Statement of Additional Information, each dated February 28, 2020

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Candriam Emerging Markets Debt Fund	MainStay MacKay S&P 500 Index Fund
MainStay Conservative Allocation Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Epoch Capital Growth Fund	MainStay MacKay Small Cap Core Fund
MainStay Epoch International Choice Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay Growth Allocation Fund	MainStay MAP Equity Fund
MainStay MacKay Common Stock Fund	MainStay Moderate Allocation Fund
MainStay MacKay Convertible Fund	MainStay Moderate Growth Allocation Fund
MainStay MacKay Growth Fund	MainStay Money Market Fund
MainStay MacKay International Opportunities Fund	MainStay Short Term Bond Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Moderate Growth Allocation Fund